INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES
INCOME TAXES

12.                               INCOME TAXES

The current and deferred components of income tax expense (benefit) were as follows:

	Years ended December 31,
	2010	2011	2012
Current	3,455	4,562	3,179
Deferred	(2,465)	(2,078)	(2,303)
Total income taxes	990	2,484	876

The Company is a tax-exempt entity incorporated in the Cayman Islands.

Xueda HK located in Hong Kong and applies an income tax rate of 16.5% for Hong Kong onshore revenue. Xueda HK recorded income tax expense of nil, nil and nil during the years ended December 31, 2010, 2011 and 2012 because Xueda Hong Kong is an investment holding company with no substantive business operations in Hong Kong.

The Company’s subsidiaries, VIE and VIE’s subsidiaries and schools, which were incorporated in the PRC (“PRC subsidiaries”), are subject to PRC Enterprise Income Tax (EIT), on the taxable income in accordance with the relevant PRC income tax laws, which have adopted a unified income tax rate of 25% since January 1, 2008.

Xuecheng Century was certified as a “software enterprise” and was exempt from income taxes in 2010 and 2011, followed by a 12.5% of income tax rate for 2012, 2013, and 2014.

The principal components of deferred income taxes were as follows:

	December 31,
	2011	2012
Current deferred tax assets
Deferred income-current	111	104
Accrued expenses (i)	3,669	4,420
Less: Valuation allowance	(162)	(189)
Net current deferred tax assets	3,618	4,335
Non-current deferred tax assets
Deferred income-noncurrent	279	182
Net operating loss carry forwards	2,692	3,816
Less: valuation allowance	(1,963)	(1,413)
Net non-current deferred tax assets	1,008	2,585
Non-current deferred tax liabilities
Acquired intangible assets	—	(141)
Net non-current deferred tax liabilities	—	(141)

(i)                                     Accrued expense deferred tax assets relate to accrued advertising, payroll and welfare expenses. According to the EIT law, accrued payments related to certain employee expenses, including employee payroll and certain welfare expenses, are not deductible for tax until the actual payments occur. The EIT law also limits the amount of advertising expenses deductible for any period to no more than 15% of gross revenue of such period and permits the amount of the advertising expense in excess of such 15% limit to be carried forward to future periods.

The net operating loss carry forwards for Xueda Information and its subsidiaries and schools was $15,264 as of December 31, 2012 and will expire on various dates through 2017. The valuation allowances as of December 31, 2011 and 2012 were primarily related to net operating losses generated by certain subsidiaries and schools of Xueda Information because the Group believes that it is more likely than not that the related deferred tax assets will not be realized in the future.

The tax basis of the investment of Xuecheng Century in Xueda Information has been greater than the carrying value of this investment. Under US GAAP, a deferred tax asset should be recognized for this temporary difference only if it is apparent that the temporary difference will reverse in the foreseeable future. Absent of evidence of a reversal in the foreseeable future, no deferred tax asset for such temporary difference was recorded.

Reconciliation between total income tax expense and the amount computed by applying the PRC EIT statutory rate to income before income taxes is as follows:

	Years ended December 31,
	2010	2011	2012

Expected income tax expense at PRC EIT statutory rate of 25%	2,821	1,819	656
Effect of preferential tax rate and tax holiday	(2,608)	(760)	745
Effect on tax rates in different tax jurisdiction	(122)	121	(228)
Tax effect of income that is not taxable (i)	—	(1,173)	—
Tax effect of expenses that are not deductible in determining taxable profit (ii)	161	809	226
Changes in valuation allowance	738	1,668	(523)
Total income tax expense	990	2,484	876

(i)                                     Tax effect on income that is not taxable relates to the interest income and exchange gains generated by Xueda Hong Kong from its RMB-denominated deposits, which are not subject to Hong Kong income taxes in accordance with the Hong Kong Inland Revenue Ordinance as Xueda Hong Kong is an investment holding company with no substantive business operations in Hong Kong.

(ii)                                  Expenses not deductible for tax purposes include entertainment expenses, employees’ training expenses that are not deductible in the computation of net income before income taxes.

If the tax holidays granted to Xuecheng Century and Xueda Technology were not available, income tax provision and earnings per share amounts would be as follows:

	Years ended December 31,
	2010	2011	2012

Increase (Decrease) in income tax expense	2,608	760	(745)
(Reduction) Increase in net income per share-basic	(0.03)	(0.01)	0.01
(Reduction) Increase in net income per share-diluted	(0.03)	(0.01)	0.01

According to the PRC Tax Administration and Collection Law, the tax authority may require the taxpayer or the withholding agent to make delinquent tax payment within three years if the underpayment of taxes is resulted from the tax authority’s act or error. No late payment surcharge will be assessed under such circumstances. The statute of limitation will be three years if the underpayment of taxes is due to the computational errors made by the taxpayer or the withholding agent. Late payment surcharge will be assessed in such case. The statute of limitation will be extended to five years under special circumstances which are not clearly defined (but an underpayment of tax liability exceeding US$16 (RMB0.1 million) is specifically listed as a “special circumstance”). The statute of limitation for transfer pricing related issue is ten years. There is no statute of limitation in the case of tax evasion. Therefore, the Group’s PRC domiciled entities are subject to examination by the PRC tax authorities based on the above.

The Group did not identify significant unrecognized tax benefits for the years ended December 31, 2010, 2011 and 2012. The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from December 31, 2012.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties occurs within the PRC. On April 22, 2009, the State Administration of Taxation (the “SAT”) issued the Notice Regarding the Determination of Chinese-Controlled Offshore Incorporated Enterprises as PRC Tax Resident Enterprises on the Basis of De Facto Management Bodies, or Circular 82, which provides certain specific criteria for determining whether the “de facto management body” of a Chinese-controlled offshore-incorporated enterprise is located in China.  In addition, on August 3, 2011, the SAT issued a bulletin to made clarification in the areas of resident status determination, post-determination administration, as well as competent tax authorities. The Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. However, if the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a rate of 25%.

If any entity within the Group that is outside the PRC were to be a non-resident for PRC tax purposes dividends paid to it out of profits earned by PRC subsidiary after January 1, 2008 would be subject to a withholding tax at a rate of 10%, subject to reduction by an applicable tax treaty with the PRC.  Accumulated deficit of the Company’s subsidiaries located in the PRC was $9,055 at December 31, 2012. Accordingly, no deferred tax liability has been accrued for the Chinese dividend withholding taxes.